Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,474,000
Previously Paid Amount	0.00
Total Fee Amount	1,446.46
Total Offset Amount	0.00
Net Fee	1,446.46
Narrative - Max Aggregate Offering Price	$ 10,474,000
Final Prospectus	true